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                             SEI DAILY INCOME TRUST

                               Money Market Fund
                             Prime Obligation Fund
                                Government Fund
                               Government II Fund
                                 Treasury Fund
                                Treasury II Fund

                       Supplement Dated January 11, 2002
                      to the Prospectus Dated May 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Prospectus for the Money Market, Prime Obligation, Government, Government II, Treasury, and Treasury II Funds of SEI Daily Income Trust (each a "Fund" and, collectively, the "Funds") is hereby supplemented to reflect changes in the operating hours of the Funds.

Shares of each Fund may be purchased on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are open for business (a "Business Day"). Each Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. The net asset value of each Fund will be calculated once each Business Day as of the time disclosed in each Fund's prospectus, or as of the close of the Business Day, whichever time is earlier.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                             SEI DAILY INCOME TRUST

                               Money Market Fund
                             Prime Obligation Fund
                                Government Fund
                               Government II Fund
                                 Treasury Fund
                                Treasury II Fund
                            Federal Securities Fund

                       Supplement Dated January 11, 2002
         to the Statement of Additional Information Dated May 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"), AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The SAI is hereby supplemented to reflect that each money market fund of SEI Daily Income Trust (each a "Fund") will operate on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System ("Federal Reserve") are open for business and each Fund may operate on days that the NYSE is closed for business, but the Federal Reserve is open for business. Accordingly, the following disclosure is inserted before the third full paragraph on page S-33 under the section entitled "PURCHASE AND REDEMPTION OF SHARES":

    Purchase and redemption of shares of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income, and Treasury Securities Daily Income Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Purchases and redemptions of shares of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, and Federal Securities Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, and Federal Securities Funds may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Funds' principal trading markets, based on the determination of the officers of the Trust, acting in consultation with the Adviser. The Funds will notify shareholders that the Funds are open for business.

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In addition, the section entitled "SWAPS, CAPS, FLOORS, AND COLLARS" of the SAI on page S-15 is deleted and replaced with the following:

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS -- The Intermediate-Duration Government, GNMA and Short-Duration Government Funds may invest in swaps, caps and floors as a hedging strategy. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated
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    with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

    A Fund will enter into swaps only with counterparties that the Adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

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The SAI is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE